Transactions with Related Parties (Details) - Schedule of Transactions with Shareholder - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions in shareholder’s account:
Repayments on behalf of the shareholder		$ (626,029)
Changes in shareholders’ account is as follows:
As at January 1	70,391,787	71,017,816
Net movements during the year		(626,029)
As at December 31	$ 70,391,787	$ 70,391,787